COLLABORATION INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in thousands)	June 30, 2025	December 31, 2024
Raw materials	$21,771	$17,454
Work-in-process	5,781	4,440
Finished goods	8,037	2,009
Total collaboration inventories, net	$35,589	$23,903